Related Party Notes Payable (Details) - Schedule of Principal Maturities - FF Intelligent Mobility Global Holdings Ltd [Member] - Notes Payable Related Party [Member] - Affiliated Entity [Member] - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020
Related Party Notes Payable (Details) - Schedule of Principal Maturities [Line Items]
Due on demand	$ 185,986	$ 27,578
2021	18,112	269,267
	$ 204,098	$ 296,845